Subsequent events	9 Months Ended
Sep. 30, 2024
Subsequent events [Abstract]
Subsequent events
Note 10 – Subsequent events
On November 12, 2024, the Board approved a dividend of $0.22 per common share related to the third quarter of 2024 to be paid on November 29, 2024, for shareholders of record as of November 22, 2024.